Basis of consolidation	12 Months Ended
Dec. 31, 2022
Basis Of Consolidation
Basis of consolidation

3. Basis of consolidation

These consolidated financial statements include the accounting balances of Nu Holdings and all those subsidiaries over which the Company exercises control, directly or indirectly. Control is achieved where the Company has (i) power over the investee; (ii) is exposed, or has rights, to variable returns from its involvement with the investee; and (iii) can use its power to affect its profits.

The Company re-assesses whether it maintains control of an investee if facts and circumstances indicate that there are changes to one or more of the three above mentioned elements of control.

The consolidation of a subsidiary begins when the Company obtains control over it and ceases when the Company loses control over it. Assets, liabilities, income, and expenses of a subsidiary acquired or disposed of during the reporting period are included in the consolidated statements of profit or loss from the date the Company gains control until the date the Company ceases to control the subsidiary. In May 2022, Nu deconsolidated Nu Fundo de Investimentos em Ações (“Nu FIA”).

The financial information of the subsidiaries was prepared in the same period as the Company and consistent accounting policies were applied. The financial statements of the subsidiaries are fully consolidated with those of the Company. Accordingly, all balances, transactions and any unrealized income and expenses arising between consolidated entities are eliminated in the consolidation, except for foreign-currency gain and losses on translation of intercompany loans. Profit or loss and each component of other comprehensive income or loss are attributed to the shareholders of the parent and to the non-controlling interests, when applicable.

The subsidiaries below are the most relevant entities included in these consolidated financial statements:

					December 31
Entity	Control	Principal activities	Functional currency	Country	2022	2021	2020
Nu BN México, S.A. de CV (“Nu Mexico”)	Indirect	Multiple purpose financial company	MXN	Mexico	100%	100%	100%
Nu BN Servicios México, S.A. de CV (“Nu Servicios")	Indirect	Credit card operations	MXN	Mexico	100%	100%	100%
Nu BN Tecnologia, S.A de CV (“Nu Tecnologia”)	Indirect	Computer consulting service	MXN	Mexico	100%	100%	100%
Nu Colombia S.A. (“Nu Colombia”)	Indirect	Credit card operations	COP	Colombia	100%	100%	100%
Cognitect, Inc. ("Cognitect")	Direct	Technology E-Hub	US$	USA	100%	100%	100%
Nu Pagamentos S.A. - Instituição de Pagamentos (“Nu Pagamentos”)	Indirect	Credit card and prepaid account operations	BRL	Brazil	100%	100%	100%
Nu Financeira S.A. – SCFI (“Nu Financeira”)	Indirect	Loan operations	BRL	Brazil	100%	100%	100%
Nu Asset Management Ltda. (“Nu Asset”) - former "Nu Investimentos"	Indirect	Fund manager	BRL	Brazil	100%	100%	100%
Nu Distribuidora de Titulos e Valores Mobiliarios Ltda. ("Nu DTVM")	Indirect	Securities distribution	BRL	Brazil	100%	100%	100%
Nu Produtos Ltda. ("Nu Produtos")	Indirect	Insurance commission	BRL	Brazil	100%	100%	100%
Nu Invest Corretora de Valores S.A ("Nu Invest") - former “Easynvest TCV"	Indirect	Investment platform	BRL	Brazil	100%	100%	-
Nu Corretora de Seguros Ltda. ("Nu Corretora de Seguros") - former “Easynvest Corretora"	Indirect	Insurance commission	BRL	Brazil	100%	100%	-
Nu Plataformas - Intermediação de Negocios e Serviços Ltda ("Nu Plataforma")	Indirect	Services platform	BRL	Brazil	100%	100%	-
Nu Tecnologia S.A ("Nu Tecnologia")	Direct	Talent E-Hub	UYU	Uruguay	100%	100%	-
Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera") - former “Akala”	Indirect	Multiple purpose financial company	MXN	Mexico	100%	100%	-
Nu Pay for Business Instituição de Pagamentos Ltda. ("Spin Pay")	Indirect	Payment hub	BRL	Brazil	100%	100%	-
Olivia AI do Brasil Instituição de Pagamento Ltda. ("Olivia Pagamentos")	Indirect	AI Fintech	BRL	Brazil	100%	-	-
Nu Crypto Ltda.	Indirect	Crypto distribution	BRL	Brazil	100%	-	-
Nu Colombia Compañía de Financiamiento S.A.	Indirect	Financial intermediary	COP	Colombia	100%	-	-
Nu Brasil Serviços Ltda.	Indirect	Administrative Services	BRL	Brazil	100%	-	-
Nu Brasil Tecnologia Ltda.	Indirect	Information Technology Activities	BRL	Brazil	100%	-	-

In addition, the Company consolidated the following investment fund in which the Group’s companies hold a substantial interest or the entirety of the interests and are therefore exposed, or have rights, to variable returns and have the ability to affect those returns through power over the entity:

Name of the entity	Country
Fundo de Investimento Ostrum Soberano Renda Fixa Referenciado DI (“Fundo Ostrum”)	Brazil

Nu Pagamentos, Nu Financeira, Nu DTVM and Nu Invest, Brazilian subsidiaries, are regulated by the Brazilian Central Bank (“BACEN”), Nu México Financiera, S.A. de C.V., S.F.P. ("Nu Financiera"), a Mexican subsidiary, is regulated by both the Mexican Central Bank ("BANXICO") and Mexican National Baking and Stock Commission (“CNBV”) and Nu Colombia, a Colombian subsidiary, is regulated by Industry and Commerce Superintendency, and as such, there are some regulatory requirements that restrict the ability of the Group to access and transfer assets freely to or from these entities within the Group and to settle liabilities of the Group.